Expense Example - Hartford Municipal Short Duration Fund	Class A Year 1	Class A Year 3	Class A Year 5	Class A Year 10	Class C Year 1	Class C Year 3	Class C Year 5	Class C Year 10	Class I Year 1	Class I Year 3	Class I Year 5	Class I Year 10	Class F Year 1	Class F Year 3	Class F Year 5	Class F Year 10
USD ($)	518	748	996	1,706	248	564	1,006	2,234	48	242	452	1,057	41	218	409	964